Accounts receivable, net - Movements of allowance for credit losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 566,572	$ 345,310	$ 187,618
Addition	339,675	209,624
Addition		221,262	157,693
Exchange rate effect	(12,024)	11,638
Ending balance	$ 894,223	$ 566,572	$ 345,310